Current and Deferred Income Tax (Details 4) - Tax loss carry-forward [Member] $ in Thousands	12 Months Ended
Jun. 30, 2020 ARS ($)
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 8,695,098
Argentina | 2016 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 2,248
Date of generated	2016
Date of expiration	2021
Rate	25.00%
Argentina | 2017 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 8,121
Date of generated	2017
Date of expiration	2022
Rate	25.00%
Argentina | 2018 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 2,781,231
Date of generated	2018
Date of expiration	2023
Rate	25.00%
Argentina | 2019 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 1,183,486
Date of generated	2019
Date of expiration	2024
Rate	25.00%
Argentina | 2020 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 4,720,012
Date of generated	2020
Date of expiration	2025
Rate	25.00%
Argentina | 2020 [Member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Rate	25.00%
Argentina | 2020 [Member] | Top of Range [Member]
Disclosure of financial assets [line items]
Rate	30.00%